DEFERRED CHARGES (Schedule of deferred charges) (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Leasing Charges
Deferred charges	$ 3,228,162	$ 3,465,062
Less accumulated amortization	1,369,445	1,384,142
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	3,035,040	3,059,615
Less accumulated amortization	1,264,427	1,089,934
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	193,122	405,447
Less accumulated amortization	$ 105,018	$ 294,208